November 13, 2013

Patrick F. Scott, Esquire

Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Equity Series, Inc. (“Registrant”)

 consisting of the following series and class:

    T. Rowe Price Equity Income Portfolio

    T. Rowe Price Equity Income Portfolio–II

 File Nos.: 033-52161/811-07143

Dear Mr. Scott:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated November 1, 2013. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors of a change to the funds’ investment objective and principal investment strategy.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on November 1, 2013.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman